SHAREHOLDERS' EQUITY - Schedule Of Options Outstanding and Exercisable by Exercise Price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	2,675,894
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	3 years 9 months 21 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	2,564,968
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	3 years 7 months 17 days
Total shareholders' deficiency	$ (366,002)	$ (78,786)	$ (54,485)	$ (263,242)
Other comprehensive income before reclassifications, net		(4,402)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	(1,405)	6
Tax effect on other comprehensive income
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent		(10)
Unrealized gain (losses) on marketable securities
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total shareholders' deficiency	(36)	(326)	(3,096)
Other comprehensive income before reclassifications, net	331	2,736
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	(40)	44
Unrealized gain (losses) on marketable securities | Tax effect on other comprehensive income
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent	(1)	(10)
Unrealized gain (losses) on cash flow hedges
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total shareholders' deficiency	17,575	7,568	7,288
Other comprehensive income before reclassifications, net	44,537	(7,138)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	(1,365)	(38)
Unrealized gain (losses) on cash flow hedges | Tax effect on other comprehensive income
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent	0	0
AOCI Attributable to Parent [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total shareholders' deficiency	17,539	$ 7,242	$ 4,192
Other comprehensive income before reclassifications, net	44,868
AOCI Attributable to Parent [Member] | Tax effect on other comprehensive income
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent	$ (1)
Share-based Payment Arrangement, Option | 0-55.86
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	419,493
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year 3 months 25 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	413,320
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year 2 months 15 days
Share-based Payment Arrangement, Option | 55.87-61.95
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	454,421
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	2 years 1 month 13 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	454,421
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	2 years 1 month 13 days
Share-based Payment Arrangement, Option | 61.96-101.67
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	191,664
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	4 years 11 months 1 day
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	190,712
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	4 years 10 months 28 days
Share-based Payment Arrangement, Option | 101.68-102.67
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	382,311
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	3 years 1 month 13 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	382,311
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	3 years 1 month 13 days
Share-based Payment Arrangement, Option | 102.68-132.55
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	135,487
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 years 9 months 10 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	92,906
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	6 years 2 months 26 days
Share-based Payment Arrangement, Option | 132.56-139
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	267,236
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 years 1 month 9 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	246,531
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	6 years 1 month 9 days
Share-based Payment Arrangement, Option | 139.01-143.13
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	374,405
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	4 years 1 month 20 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	374,405
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	4 years 1 month 20 days
Share-based Payment Arrangement, Option | 143.14-251.67
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	62,391
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	7 years 6 months 25 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	21,876
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	4 years 8 months 26 days
Share-based Payment Arrangement, Option | 251.68-260.88
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	366,849
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 years 1 month 9 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	366,849
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	5 years 1 month 9 days
Share-based Payment Arrangement, Option | 260.89-353.09
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	21,637
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 years 3 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	21,637
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	5 years 3 days